Subsidiary guarantee information	3 Months Ended
Jun. 30, 2012
Subsidiary guarantee information
Subsidiary guarantee information
Note 29 Subsidiary guarantee information
Five wholly-owned finance subsidiaries of the Group, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,996	4,909		6,905	21		118		7,044

Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)

Net interest income	821	677		1,498	2		114		1,614

Commissions and fees	913	2,158		3,071	3		56		3,130

Trading revenues	(497)	1,578		1,081	0		75		1,156

Other revenues	129	232		361	789	[2]	(775)		375

Net revenues	1,366	4,645		6,011	794		(530)		6,275

Provision for credit losses	0	10		10	0		15		25

Compensation and benefits	814	2,171		2,985	23		(3)		3,005

General and administrative expenses	383	1,295		1,678	(24)		19		1,673

Commission expenses	58	379		437	1		3		441

Total other operating expenses	441	1,674		2,115	(23)		22		2,114

Total operating expenses	1,255	3,845		5,100	0		19		5,119

Income/(loss) before taxes	111	790		901	794		(564)		1,131

Income tax expense	33	221		254	6		51		311

Net income/(loss)	78	569		647	788		(615)		820

Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32

Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 22 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	78	569		647	788	(615)		820

Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)

Foreign currency translation	999	108		1,107	0	8		1,115

Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)

Actuarial gains/(losses)	10	4		14	0	32		46

Net prior service cost	0	0		0	0	(14)		(14)

Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096

Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916

Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217

Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	1,840	5,104		6,944	41		97		7,082

Interest expense	(1,212)	(4,456)		(5,668)	(39)		2		(5,705)

Net interest income	628	648		1,276	2		99		1,377

Commissions and fees	937	2,453		3,390	3		70		3,463

Trading revenues	(433)	1,491		1,058	0		58		1,116

Other revenues	761	119		880	749	[2]	(693)		936

Net revenues	1,893	4,711		6,604	754		(466)		6,892

Provision for credit losses	0	(2)		(2)	0		15		13

Compensation and benefits	879	2,182		3,061	24		11		3,096

General and administrative expenses	414	1,243		1,657	(38)		33		1,652

Commission expenses	60	424		484	1		6		491

Total other operating expenses	474	1,667		2,141	(37)		39		2,143

Total operating expenses	1,353	3,849		5,202	(13)		50		5,239

Income/(loss) before taxes	540	864		1,404	767		(531)		1,640

Income tax expense	(17)	259		242	(1)		30		271

Net income/(loss)	557	605		1,162	768		(561)		1,369

Net income attributable to noncontrolling interests	577	27		604	0		(3)		601

Net income/(loss) attributable to shareholders	(20)	578		558	768		(558)		768

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 162 million and CHF 11 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	557	605		1,162	768	(561)		1,369

Gains/(losses) on cash flow hedges	0	(10)		(10)	0	0		(10)

Foreign currency translation	(1,970)	(493)		(2,463)	0	31		(2,432)

Unrealized gains/(losses) on securities	0	1		1	0	1		2

Actuarial gains/(losses)	6	3		9	0	17		26

Net prior service cost	0	0		0	0	3		3

Other comprehensive income/(loss), net of tax	(1,964)	(499)		(2,463)	0	52		(2,411)

Comprehensive income/(loss)	(1,407)	106		(1,301)	768	(509)		(1,042)

Comprehensive income/(loss) attributable to noncontrolling interests	82	(329)		(247)	0	375		128

Comprehensive income/(loss) attributable to shareholders	(1,489)	435		(1,054)	768	(884)		(1,170)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,837	8,224		12,061	52		226		12,339

Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)

Net interest income	1,628	1,648		3,276	2		220		3,498

Commissions and fees	1,873	4,309		6,182	5		115		6,302

Trading revenues	243	1,198		1,441	0		(96)		1,345

Other revenues	415	747		1,162	817	[2]	(802)		1,177

Net revenues	4,159	7,902		12,061	824		(563)		12,322

Provision for credit losses	(4)	36		32	0		27		59

Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716

General and administrative expenses	800	2,520		3,320	(53)		59		3,326

Commission expenses	114	770		884	1		7		892

Total other operating expenses	914	3,290		4,204	(52)		66		4,218

Total operating expenses	2,887	8,008		10,895	(17)		56		10,934

Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329

Income tax expense/(benefit)	432	(155)		277	9		9		295

Net income/(loss)	844	13		857	832		(655)		1,034

Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202

Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 183 million and CHF 29 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	844	13		857	832	(655)		1,034

Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10

Foreign currency translation	169	(282)		(113)	0	111		(2)

Unrealized gains/(losses) on securities	0	122		122	0	15		137

Actuarial gains/(losses)	19	7		26	0	93		119

Net prior service cost	(1)	1		0	0	(36)		(36)

Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228

Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262

Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208

Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	3,858	8,396		12,254	85		195		12,534

Interest expense	(2,476)	(6,851)		(9,327)	(81)		4		(9,404)

Net interest income	1,382	1,545		2,927	4		199		3,130

Commissions and fees	2,043	4,944		6,987	5		142		7,134

Trading revenues	320	2,802		3,122	0		5		3,127

Other revenues	1,247	356		1,603	1,872	[2]	(1,818)		1,657

Net revenues	4,992	9,647		14,639	1,881		(1,472)		15,048

Provision for credit losses	1	(22)		(21)	0		27		6

Compensation and benefits	2,065	5,004		7,069	49		7		7,125

General and administrative expenses	857	2,458		3,315	(80)		49		3,284

Commission expenses	132	882		1,014	1		12		1,027

Total other operating expenses	989	3,340		4,329	(79)		61		4,311

Total operating expenses	3,054	8,344		11,398	(30)		68		11,436

Income/(loss) before taxes	1,937	1,325		3,262	1,911		(1,567)		3,606

Income tax expense	335	367		702	4		30		736

Net income/(loss)	1,602	958		2,560	1,907		(1,597)		2,870

Net income attributable to noncontrolling interests	947	52		999	0		(36)		963

Net income/(loss) attributable to shareholders	655	906		1,561	1,907		(1,561)		1,907

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 18 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	1,602	958		2,560	1,907	(1,597)		2,870

Gains/(losses) on cash flow hedges	0	(22)		(22)	(5)	0		(27)

Foreign currency translation	(2,575)	(481)		(3,056)	(56)	98		(3,014)

Unrealized gains/(losses) on securities	0	(38)		(38)	0	0		(38)

Actuarial gains/(losses)	12	7		19	0	34		53

Net prior service cost	0	(1)		(1)	0	7		6

Other comprehensive income/(loss), net of tax	(2,563)	(535)		(3,098)	(61)	139		(3,020)

Comprehensive income/(loss)	(961)	423		(538)	1,846	(1,458)		(150)

Comprehensive income/(loss) attributable to noncontrolling interests	299	(422)		(123)	0	460		337

Comprehensive income/(loss) attributable to shareholders	(1,260)	845		(415)	1,846	(1,918)		(487)

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,046	95,704		99,750	66	(778)		99,038

Interest-bearing deposits with banks	88	4,170		4,258	0	(1,930)		2,328

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,898	65,957		226,855	0	9		226,864

Securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading assets	107,575	176,667		284,242	0	(184)		284,058

Investment securities	0	3,674		3,674	0	1,652		5,326

Other investments	6,641	5,829		12,470	34,694	(34,391)		12,773

Net loans	22,694	201,910		224,604	4,901	9,659		239,164

Premises and equipment	1,101	5,541		6,642	0	204		6,846

Goodwill	601	7,173		7,774	0	891		8,665

Other intangible assets	101	177		278	0	0		278

Brokerage receivables	18,817	31,593		50,410	0	1		50,411

Other assets	16,598	60,776		77,374	216	(77)		77,513

Total assets	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

Liabilities and equity (CHF million)

Due to banks	308	40,717		41,025	4,194	(3,894)		41,325

Customer deposits	1	302,791		302,792	0	9,891		312,683

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	168,711	20,555		189,266	0	0		189,266

Obligation to return securities received as collateral	32,777	(2,586)		30,191	0	0		30,191

Trading liabilities	27,850	88,002		115,852	1	(71)		115,782

Short-term borrowings	17,360	1,824		19,184	0	0		19,184

Long-term debt	36,398	117,464		153,862	799	177		154,838

Brokerage payables	55,137	20,685		75,822	0	0		75,822

Other liabilities	12,721	48,936		61,657	109	493		62,259

Total liabilities	351,263	638,388		989,651	5,103	6,596		1,001,350

Total shareholders' equity	16,173	13,611		29,784	34,774	(29,784)		34,774

Noncontrolling interests	4,501	4,586		9,087	0	(1,756)		7,331

Total equity	20,674	18,197		38,871	34,774	(31,540)		42,105

Total liabilities and equity	371,937	656,585		1,028,522	39,877	(24,944)		1,043,455

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 4Q11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374

Purchase of investment securities	0	(25)		(25)	0		(183)		(208)

Proceeds from sale of investment securities	0	339		339	0		0		339

Maturities of investment securities	0	106		106	0		61		167

Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)

Proceeds from sale of other investments	608	448		1,056	0		56		1,112

(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)

Proceeds from sales of loans	0	522		522	0		0		522

Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)

Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8

Other, net	214	1,817		2,031	28		(20)		2,039

Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)

Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587

Issuances of long-term debt	444	18,550		18,994	5		668		19,667

Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)

Issuances of common shares	0	0		0	1,323		0		1,323

Sale of treasury shares	0	0		0	361		3,414		3,775

Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)

Dividends paid/capital repayments	0	(176)		(176)	(944)		(31)		(1,151)

Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0

Other, net	(1,467)	615		(852)	77		(5)		(780)

Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows
in 6M11	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	4,943	(5,273)		(330)	475	[2]	363		508

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(976)		(977)	0		492		(485)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,444)	3,511		1,067	0		(135)		932

Purchase of investment securities	0	(1,044)		(1,044)	0		(128)		(1,172)

Proceeds from sale of investment securities	0	2,096		2,096	0		0		2,096

Maturities of investment securities	0	1,289		1,289	0		83		1,372

Investments in subsidiaries and other investments	708	(1,499)		(791)	(1)		(78)		(870)

Proceeds from sale of other investments	428	2,019		2,447	0		69		2,516

(Increase)/decrease in loans	2,192	(6,754)		(4,562)	74		(1,148)		(5,636)

Proceeds from sales of loans	0	230		230	0		0		230

Capital expenditures for premises and equipment and other intangible assets	(182)	(529)		(711)	0		(7)		(718)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	9	115		124	0		23		147

Net cash provided by/(used in) investing activities of continuing operations	710	(1,539)		(829)	73		(829)		(1,585)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(16)	16,901		16,885	(656)		(526)		15,703

Increase/(decrease) in short-term borrowings	(12,509)	12,922		413	0		0		413

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,015	(18,255)		(10,240)	0		0		(10,240)

Issuances of long-term debt	2,718	20,732		23,450	5		147		23,602

Repayments of long-term debt	(2,649)	(16,089)		(18,738)	0		(234)		(18,972)

Issuances of common shares	0	0		0	666		0		666

Sale of treasury shares	0	614		614	417		6,715		7,746

Repurchase of treasury shares	0	(612)		(612)	(61)		(6,999)		(7,672)

Dividends paid/capital repayments	0	(338)		(338)	(1,560)		93		(1,805)

Other, net	60	(42)		18	632		21		671

Net cash provided by/(used in) financing activities of continuing operations	(4,381)	15,833		11,452	(557)		(783)		10,112

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(615)	(6,159)		(6,774)	7		313		(6,454)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	657	2,887		3,544	(2)		(936)		2,606

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	5,790	63,101		68,891	16		(834)		68,073

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.